GENERAL INFORMATION (Details Narrative)	9 Months Ended
Jun. 30, 2026
Name of reporting entity or other means of identification	Bitzero Holdings Inc.
Explanation of change in name of reporting entity or other means of identification from end of preceding reporting period	previously named WBM Capital Corp.